FINANCIAL LIABILITIES - PAYMENTS SCHEDULE (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	$ 561,250,000	$ 591,875,000
Finance leases	152,699,000	194,765,000	$ 184,099,000
Bank borrowings, undiscounted cash flows	70,237,000	24,048,000
Trade and other payables	140,077,000	177,855,000
Total financial liabilities	950,666,000	1,030,782,000
Year 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	30,625,000	30,625,000
Finance leases	52,698,000	66,415,000
Bank borrowings, undiscounted cash flows	68,668,000	23,248,000
Trade and other payables	135,781,000	166,111,000
Total financial liabilities	287,772,000	286,399,000
Year 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	530,625,000	30,625,000
Finance leases	41,047,000	52,134,000
Bank borrowings, undiscounted cash flows	1,569,000	449,000
Trade and other payables	4,296,000	11,744,000
Total financial liabilities	577,537,000	94,952,000
Year 3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	0	530,625,000
Finance leases	33,500,000	41,069,000
Bank borrowings, undiscounted cash flows	0	351,000
Trade and other payables	0	0
Total financial liabilities	33,500,000	572,045,000
Year 4
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	0	0
Finance leases	22,985,000	32,079,000
Bank borrowings, undiscounted cash flows	0	0
Trade and other payables	0	0
Total financial liabilities	22,985,000	32,079,000
Year 5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	0	0
Finance leases	12,128,000	21,481,000
Bank borrowings, undiscounted cash flows	0	0
Trade and other payables	0	0
Total financial liabilities	12,128,000	21,481,000
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	0	0
Finance leases	16,744,000	23,826,000
Bank borrowings, undiscounted cash flows	0	0
Trade and other payables	0	0
Total financial liabilities	$ 16,744,000	$ 23,826,000